RIGHT-OF-USE ASSETS AND LEASE OBLIGATIONS - ROU ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 92,447	$ 59,445
Additions	11,688	8,132
Business (dispositions) acquisitions	(8,426)	43,539
Write-downs, impairments, and accelerated depreciation	(2,974)	(4,696)
Depreciation (note 21)	(14,777)	(13,973)
Ending balance	$ 77,958	$ 92,447